UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2009

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Raiff Partners, Inc.
   Address:   152 West 57th Street
              New York, NY  10019

   Form 13F File Number:   28-5866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Sheldon Brody
   Title:   Chief Financial Officer
   Phone:   212-247-6509

Signature, Place and Date of Signing:



   /s/ Sheldon Brody        New York, NY        November 13, 2009

Report Type (Check only one):

   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  None




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                              FORM 13F SUMMARY PAGE

Raiff Partners, Inc.
28-5866

Report Summary:

     Number of other Included Managers:                              3
     Form 13F Information Table Entry Total                         41
     Form 13F Information Table Value Total:       $203,931(thousands)

List of Other Included Managers:

     No.   Form 13F File No.   Name
     ---   -----------------   ----

     01    28-5534             Centurion Advisors, L.P.
     02    28-5414             Centurion Investment Group, L.P.
     03    28-7106             Centurion Investors, LLC

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                                                       Form 13F as of 09/30/09
                                               Reporting Manager: Raiff Partners, Inc.
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Column 1                            Column 2     Column 3    Column 4              Column 5  Column 6   Column 7     Column 8

                                                           Fair Market   Shares or
Name of Issuer                      Title of     Cusip       Value       Principal SH/ PUT/ Investment   Other    Voting Authority
                                     Class       Number     x $1,000      Amount   PRN CALL Discretion  Managers Sole  Shared  None
-----------------------------------------------------------------------------------------------------------------------------------

ACE LTD                                CS       H0023R105      5,881      110,000   SH        DEFINED     1,2,3    110,000
ANNALY CAPITAL MANAGEMENT INC.         CS       035710409      7,710      425,000   SH        DEFINED     1,2,3    425,000
ANNTAYLOR STORES CORP                  CS       036115103      5,005      315,000   SH        DEFINED     1,2,3    315,000
APOLLO INVESTMENT CORP                 CS       03761U106      4,441      465,000   SH        DEFINED     1,2,3    465,000
APPLE INC                              CS       037833100      9,268       50,000   SH        DEFINED     1,2,3     50,000
ARES CAPITAL CORP                      CS       04010L103      1,818      165,000   SH        DEFINED     1,2,3    165,000
BARCLAYS LTD.PREFERRED A            PFD ADR     06739H776        881       39,500   SH        DEFINED     1,2,3     39,500
CACHE INC                              CS       127150308        437       88,200   SH        DEFINED     1,2,3     88,200
CAPSTEAD MORTGAGE                      CS       14067E506      2,782      200,000   SH        DEFINED     1,2,3    200,000
CARROLS RESTAURANT GROUP               CS       14574X104      3,024      400,000   SH        DEFINED     1,2,3    400,000
CENTURYTEL                             CS       156700106      4,368      130,000   SH        DEFINED     1,2,3    130,000
CONTINENTAL AIRLINES                  CL B      210795308      6,001      365,000   SH        DEFINED     1,2,3    365,000
CVS                                    CS       126650100      3,753      105,000   SH        DEFINED     1,2,3    105,000
DANA HOLDING CORP                      CS       235825205      1,175      172,600   SH        DEFINED     1,2,3    172,600
DOMINO'S PIZZA                         CS       25754A201      1,635      185,000   SH        DEFINED     1,2,3    185,000
DRESS BARN                             CS       261570105      2,152      120,000   SH        DEFINED     1,2,3    120,000
FORD MOTOR COMPANY                     CS       345370860      5,408      750,000   SH        DEFINED     1,2,3    750,000
GENWORTH FINANCIAL INC                CL A      37247D106      7,170      600,000   SH        DEFINED     1,2,3    600,000
HARRY WINSTON DIAMOND CORPORATION      CS       41587B100      1,046      125,000   SH        DEFINED     1,2,3    125,000
HARTFORD FINANCIAL SERVICES GROUP      CS       416515104      9,938      375,000   SH        DEFINED     1,2,3    375,000
ISHARES S&P PREF STK INDX           PFD STK
                                      IDX       464288687      6,891      190,000   SH        DEFINED     1,2,3    190,000
J.P. MORGAN CHASE                      CS       46625H100     10,298      235,000   SH        DEFINED     1,2,3    235,000
JETBLUE AIRWAYS CORP                   CS       477143101      2,093      350,000   SH        DEFINED     1,2,3    350,000
LINCOLN NATIONAL                       CS       534187109      9,587      370,000   SH        DEFINED     1,2,3    370,000
MACYS INC                              CS       55616P104      5,487      300,000   SH        DEFINED     1,2,3    300,000
MOTOROLA INC                           CS       620076109     12,026    1,400,000   SH        DEFINED     1,2,3  1,400,000
NAVIOS MARITIME PARTNERS, LP        UNITS LP    Y62267102      3,585      300,000   SH        DEFINED     1,2,3    300,000
NEW AMERICA HIGH INCOME FUND           CS       641876800        472       55,000   SH        DEFINED     1,2,3     55,000
OCCIDENTAL PETROLEUM                   CS       674599105      9,016      115,000   SH        DEFINED     1,2,3    115,000
PIMCO HIGH INCOME FUND                 CS       722014107      3,102      300,000   SH        DEFINED     1,2,3    300,000
POWERSHARES FINANCIALS PRFD PTFL    PFD PTFL    73935X229      2,964      187,000   SH        DEFINED     1,2,3    187,000
PRUDENTIAL FINL                        CS       744320102      3,993       80,000   SH        DEFINED     1,2,3     80,000
REYNOLDS AMERICAN INC                  CS       761713106      7,791      175,000   SH        DEFINED     1,2,3    175,000
SAKS INCORPORATED                      CS       79377W108      3,001      440,000   SH        DEFINED     1,2,3    440,000
SMUCKER J M CO                         CS       832696405      7,952      150,000   SH        DEFINED     1,2,3    150,000
SPDR BARCLAYS CAPITAL HY BOND ETF   YLD ETF     78464A417      2,309       60,000   SH        DEFINED     1,2,3     60,000
TRAVELERS COS INC                      CS       89417E109      5,908      120,000   SH        DEFINED     1,2,3    120,000
UNIVERSAL HEALTH                      CL B      913903100      4,954       80,000   SH        DEFINED     1,2,3     80,000
VALIDUS HOLDINGS LTD                   CS       G9319H102      9,417      365,000   SH        DEFINED     1,2,3    365,000
VECTOR GROUP LTD.                      CS       92240M108      4,830      310,000   SH        DEFINED     1,2,3    310,000
XL CAPITAL                            CL A      G98255105      4,365      250,000   SH        DEFINED     1,2,3    250,000


TOTAL PORTFOLIO                                              203,931

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